Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The IRS has determined and informed the Company by a letter, dated August 17, 2017, that the Plan and related trust were designed in accordance with applicable sections of the Code. The Plan document has been amended since receiving the determination letter. The Plan’s management believes that the Plan is currently designed and is being operated in compliance with the applicable requirements of the Code. Therefore, no provision for income taxes has been included in the Plan’s financial statements. The IRS is not currently examining the Plan.